DWS Emerging Markets Equity Fund Expense Example - DWS Emerging Markets Equity Fund	Feb. 26, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 685
Expense Example, with Redemption, 3 Years	1,033
Expense Example, with Redemption, 5 Years	1,404
Expense Example, with Redemption, 10 Years	2,444
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	293
Expense Example, with Redemption, 3 Years	707
Expense Example, with Redemption, 5 Years	1,248
Expense Example, with Redemption, 10 Years	2,550
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	370
Expense Example, with Redemption, 5 Years	670
Expense Example, with Redemption, 10 Years	1,522
INST Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	383
Expense Example, with Redemption, 5 Years	696
Expense Example, with Redemption, 10 Years	1,585
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	417
Expense Example, with Redemption, 5 Years	756
Expense Example, with Redemption, 10 Years	$ 1,715